SHARE BASED COMPENSATION EXPENSES - Share options activities (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
SHARE BASED COMPENSATION EXPENSES
Options Outstanding, beginning balance	637,500	637,500	0
Options Outstanding, Granted		637,500
Options Outstanding, Exercised		0
Options Outstanding, Forfeited		0
Options Outstanding, Ending balance	637,500	637,500	0
Options Outstanding, Vested and expected to vest as of December 31, 2019	637,500	637,500
Options Outstanding, Vested as of December 31, 2019	18,750	18,750
Weighted Average Exercise Price, beginning balance		$ 0.00
Weighted Average Exercise Price, Granted		11.00
Weighted Average Exercise Price, Exercised		0.00
Weighted Average Exercise Price, Forfeited		0.00
Weighted Average Exercise Price, Ending balance	$ 11.00	11.00
Weighted Average Exercise Price, Vested and expected to vest as of December 31, 2019	11.00	11.00
Weighted Average Exercise Price, Vested as of December 31, 2019	$ 11.00	$ 11.00
Weighted Average Remaining Contractual Life		8 years 9 months 26 days
Weighted Average Remaining Contractual Life, Vested and expected to vest as of December 31, 2019	8 years 9 months 18 days
Weighted Average Remaining Contractual Life, Vested as of December 31, 2019	9 years 11 months 23 days
Aggregate Intrinsic Value, beginning balance		$ 0
Aggregate Intrinsic Vale, ending balance	$ 0	0
Aggregate Intrinsic Value, Vested and expected to vest as of December 31, 2019	0	0
Aggregate Intrinsic Value, Vested as of December 31, 2019	$ 0	$ 0